Supplement to the
Fidelity® Disruptive Finance ETF
September 29, 2023
Summary Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of the fund.

DRF-SUSTK-0224-101 1.9910218.101	February 12, 2024